SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
ROU asset, Beginning balance	$ 3,123,565
ROU asset, Additions	1,633,349	3,359,674
ROU asset, Deletion	(30,156)
ROU asset, Amortization	(487,082)	(236,109)
ROU asset, Ending balance	4,239,676	3,123,565
Lease liability, Beginning balance	3,196,513
Lease liability, Additions	1,633,349	3,359,674
Lease liability, Deletions	(30,606)
Lease liability, Amortization	(447,916)	(163,161)
Lease liability, Ending balance	$ 4,351,340	$ 3,196,513